Provisions, contingent liabilities, contingent assets and credit commitments - Provisions and contingent liabilities (Details)	Sep. 30, 2023 AUD ($) item	Jun. 30, 2023 AUD ($)	Sep. 30, 2022 AUD ($)
Legislative liabilities
Number of roles removed due to business restructures | item	1,300
New South Wales
Legislative liabilities
Assessed liabilities	$ 23,000,000		$ 23,000,000
Victoria
Legislative liabilities
Assessed liabilities	8,000,000		7,000,000
South Australia
Legislative liabilities
Assessed liabilities	8,000,000		7,000,000
Queensland
Legislative liabilities
Assessed liabilities	2,000,000		1,000,000
Australian Capital Territory
Legislative liabilities
Assessed liabilities	0		0
Northern Territory
Legislative liabilities
Assessed liabilities	0		0
Western Australia
Legislative liabilities
Assessed liabilities	1,000,000		1,000,000
Tasmania
Legislative liabilities
Assessed liabilities	1,000,000		$ 1,000,000
Regulatory litigation
Contingent liabilities
Preliminary estimate of losses	1,000,000,000
Guarantees | Guarantees capped at $20 million per year
Contingent liabilities
Maximum amount of initial guarantee	20,000,000
Automatic reinstatement guarantee amount	20,000,000
Guarantees | Guarantees capped at $2 million per year
Contingent liabilities
Maximum amount of initial guarantee	2,000,000
Automatic reinstatement guarantee amount	$ 2,000,000
Australian Financial Complaints Authority
Contingent liabilities
Maximum award to eligible consumers		$ 150,000